Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On January 26, 2026, the Company fully settled the outstanding balance of $1,500,000 related to the First Guayabales Option agreement (See Note 9(a)).

On February 25, 2026, the Company entered into an agreement of purchase and sale for certain land parcels related to the San Antonio Project for total consideration of $10,566,000. Upon execution of the agreement, the Company made an initial payment of $216,723. The agreement establishes additional payments of $2,116,425 to be made in each of 2026, 2027, and 2028, and payments of $2,000,000 in 2029 and 2030. Execution of the final purchase agreement is currently in process and is subject to the seller completing the registration of a mortgage over the property in favor of the Company. Completion of this process is expected during May 2026.

On March 10, 2026, the Company entered into an agreement of purchase and sale for certain land parcels related to the Guayabales Project for total consideration of $33,581,007. Upon execution of the agreement, the Company made an initial payment of $3,212,183. The agreement establishes additional payments of $3,212,183 to be made in 2026, $7,883,546 in 2027, and payments of $6,424,365 in 2028, 2029 and 2030.

Beginning after the execution of the public deed, the outstanding balance of the purchase price accrues interest at a rate of 6.0% effective annual interest, which is payable together with each scheduled instalment.

The payment of certain instalments is subject to specific conditions precedent, which are as follows:

(i)	The second instalment, due March 30, 2026, is conditional upon the constitution and registration of a mortgage over the properties in favor of the Company and certain customary conditions including the discharge of an existing mortgage held by a third party in Colombia.

(ii)	The fourth instalment, due July 7, 2028, is conditional upon execution and registration of the final public deed of sale in favor of the Company.

On March 20, 2026, the Company entered into an agreement of purchase and sale for certain land parcels related to the Guayabales Project for total consideration of $2,048,162. The agreement establishes an initial payment of $241,220 to be made in March 2026, followed by additional payments totaling $782,861 in 2026, and $1,024,081 in 2027. The second payment, due in April 2026 in the amount of $279,820, is subject to the seller completing the registration of a mortgage over the property in favor of the Company.

On March 27, 2026, the Company entered into an irrevocable agreement for the acquisition of rights derived from a mining concession application related to the Guayabales Project, for total consideration of $3,482,718. The agreement establishes an initial payment of $1,160,906 to be made in April 2026, followed by two additional equal payments of $1,160,906 in 2027 and 2028. Under the terms of the agreement, the Company will assume all legal, technical, environmental, economic and administrative obligations related to the application and its assignment process. Execution of the final assignment agreement is subject to the granting of the mining title by the ANM to the current applicants, and the subsequent registration of the assignment of the mining title in favor of the Company.